                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12-31-02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels               St. Paul, MN        2-17-03
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-02

ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
COMMON STOCK

Abbott Laboratories             COM       002824100        3,343,200        83,580 SHR        SOLE                          83,580
ADC Telecom                     COM       000886101        6,780,378     3,244,200 SHR        SOLE                       3,244,200
Agere Systems Class B           COM                           56,039        40,028 SHR        SOLE                          40,028
Alcoa                           COM       013817101          699,346        30,700 SHR        SOLE                          30,700
Allstate Corp                   COM       020002101          517,860        14,000 SHR        SOLE                          14,000
American Express                COM       025816109        1,729,357        48,921 SHR        SOLE                          48,921
American Int'l Group            COM       026874107        1,071,382        18,520 SHR        SOLE                          18,520
American Water Works            COM       030411102          454,800        10,000 SHR        SOLE                          10,000
Amgen                           COM       031162100          459,230         9,500 SHR        SOLE                           9,500
Anadarko Pete Corp              COM       032511107          320,547         6,692 SHR        SOLE                           6,692
Applied Materials Inc           COM                          721,263        55,354 SHR        SOLE                          55,354
Arbitron                        COM       03875Q108          382,202        11,409 SHR        SOLE                          11,409
Assoc Banc Corp                 COM       045487105          203,335         5,991 SHR        SOLE                           5,991
AT & T                          COM       001957109          237,339         9,090 SHR        SOLE                           9,090
AT&T Wireless Group             COM       00209A106          150,787        26,688 SHR        SOLE                          26,688
Automatic Data Proc             COM       053015103          377,467         9,617 SHR        SOLE                           9,617
Bank of America Corp            COM       060505104        3,346,103        48,097 SHR        SOLE                          48,097
Bank of Hawaii                  COM       694058108        1,276,380        42,000 SHR        SOLE                          42,000
Baxter International            COM       071813109       30,580,144     1,092,148 SHR        SOLE                       1,092,148
Bemis                           COM       081437105       32,028,125       645,338 SHR        SOLE                         645,338
BMC Industries                  COM       055607105        1,620,733     1,032,314 SHR        SOLE                       1,032,314
BP PLC                          COM       055622104        6,089,572       149,805 SHR        SOLE                         149,805
Briggs & Stratton               COM       109043109          297,290         7,000 SHR        SOLE                           7,000
Bristol-Myers Squibb            COM       110122108        5,164,071       223,070 SHR        SOLE                         223,070


ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
Burlington Northern             COM       12189T104          650,900        25,025 SHR        SOLE                          25,025
Burlington Resources            COM       122014103        4,624,144       108,421 SHR        SOLE                         108,421
Cardinal Health                 COM       14149Y108          491,577         8,305 SHR        SOLE                           8,305
Ceridian                        COM       156779100       19,273,051     1,336,550 SHR        SOLE                       1,336,550
ChevronTexaco Corp              COM       166764100          978,629        14,721 SHR        SOLE                          14,721
Cisco                           COM       17275R102          182,221        13,910 SHR        SOLE                          13,910
Citigroup Inc                   COM       173034109          751,508        21,356 SHR        SOLE                          21,356
Comcast New Cl A                COM                          346,267        14,691 SHR        SOLE                          14,691
Community First Bkshr           COM       203902101          688,648        26,026 SHR        SOLE                          26,026
Community First Bkshr           COM       203902101          494,537        18,690 SHR        SOLE                          18,690
Corning                         COM       219350105        6,451,687     1,949,150 SHR        SOLE                       1,949,150
Covance Inc.                    COM       222816100          317,211        12,900 SHR        SOLE                          12,900
Delta Air Lines                 COM       247361108          259,472        21,444 SHR        SOLE                          21,444
Deluxe Corp                     COM       248019101        9,551,732       226,882 SHR        SOLE                         226,882
Donaldson                       COM       257651109       38,650,500     1,073,625 SHR        SOLE                       1,073,625
Ebenx Inc.                      COM       278668108           47,600        10,000 SHR        SOLE                          10,000
Ecolab Inc                      COM       278865100       29,692,419       599,847 SHR        SOLE                         599,847
EFunds Corp                     COM       28224R101       17,197,585     1,887,770 SHR        SOLE                       1,887,770
Emerson Electric                COM       291011104       37,416,880       735,829 SHR        SOLE                         735,829
Exxon Mobil Corp                COM       30231g102        3,813,200       109,136 SHR        SOLE                         109,136
Federal Natl Mtge               COM       313586109          242,588         3,771 SHR        SOLE                           3,771
First Data Corp                 COM       319963104        1,609,030        45,440 SHR        SOLE                          45,440
Fleet Boston Finan.             COM                          862,723        35,503 SHR        SOLE                          35,503
Freddie Mac Voting Shs          COM       313400301          413,350         7,000 SHR        SOLE                           7,000
G & K Services Cl A             COM       361268105        4,959,680       140,100 SHR        SOLE                         140,100
General Binding                 COM       369154109           84,800        10,000 SHR        SOLE                          10,000
General Electric                COM       369604103       28,358,780     1,164,632 SHR        SOLE                       1,164,632

ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
General Mills                   COM       370334104       44,122,593       939,778 SHR        SOLE                         939,778
Genuine Parts                   COM       372460105          438,900        14,250 SHR        SOLE                          14,250
Gillette Company                COM       375766102        2,207,172        72,700 SHR        SOLE                          72,700
Graco Inc                       COM       384109104       44,377,217     1,548,943 SHR        SOLE                       1,548,943
HB Fuller                       COM       359694106       29,703,222     1,147,729 SHR        SOLE                       1,147,729
Hershey                         COM       427866108          714,864        10,600 SHR        SOLE                          10,600
Home Depot                      COM       437076102        1,288,073        53,625 SHR        SOLE                          53,625
Honeywell Inc                   COM       438516106       25,846,358     1,076,932 SHR        SOLE                       1,076,932
Hormel                          COM       440452100       40,407,560     1,732,000 SHR        SOLE                       1,732,000
IBM                             COM       459200101        4,413,927        56,954 SHR        SOLE                          56,954
Ingersoll Rand                  COM       456866102          439,212        10,200 SHR        SOLE                          10,200
Intel                           COM       458140100        3,812,495       244,862 SHR        SOLE                         244,862
J.P. Morgan Chase & Co          COM       46625H100        3,932,640       163,860 SHR        SOLE                         163,860
Jefferson-Pilot                 COM       475070108          289,369         7,593 SHR        SOLE                           7,593
Johnson & Johnson               COM       478160104       39,824,502       741,473 SHR        SOLE                         741,473
Kimberly-Clark                  COM       494368103        4,665,969        98,293 SHR        SOLE                          98,293
Lucent Tech                     COM       549463107          241,349       191,547 SHR        SOLE                         191,547
Medtronic Inc                   COM       585055106       56,180,373     1,232,026 SHR        SOLE                       1,232,026
Merck & Co                      COM       589331107       28,959,848       511,568 SHR        SOLE                         511,568
Merrill Lynch                   COM       590188108          903,210        23,800 SHR        SOLE                          23,800
Microsoft                       COM       594918104        2,102,432        40,666 SHR        SOLE                          40,666
MMM Co.                         COM       88579Y101       43,253,887       350,802 SHR        SOLE                         350,802
Motorola                        COM       620076109        2,357,210       272,510 SHR        SOLE                         272,510
MTS Systems                     COM       553777103       17,996,922     1,796,100 SHR        SOLE                       1,796,100
Murphy Oil                      COM       626717102          531,340        12,400 SHR        SOLE                          12,400
Newell Rubbermaid               COM       651192106        1,298,124        42,800 SHR        SOLE                          42,800
Nokia                           COM       654902204          226,920        14,640 SHR        SOLE                          14,640

ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
Patterson Dental                COM       703412106        4,120,308        94,200 SHR        SOLE                          94,200
Pentair Inc                     COM       709631105       31,121,673       900,772 SHR        SOLE                         900,772
Pfizer Inc                      COM       717081103       44,457,523     1,454,286 SHR        SOLE                       1,454,286
Pharmacia Corp                  COM                          237,299         5,677 SHR        SOLE                           5,677
Procter & Gamble                COM       742718109          882,260        10,266 SHR        SOLE                          10,266
Qwest Communications            COM       749121109          597,765       119,553 SHR        SOLE                         119,553
Royal Dutch Petrol              COM       780257804          999,254        22,700 SHR        SOLE                          22,700
SAFECO Corp                     COM       786429100          299,896         8,650 SHR        SOLE                           8,650
SBC Communications              COM       78387G103          290,701        10,723 SHR        SOLE                          10,723
Schlumberger Ltd                COM       806857108        7,182,196       170,639 SHR        SOLE                         170,639
Service Master                  COM       81760N109        1,047,840        94,400 SHR        SOLE                          94,400
Sigma Aldrich                   COM       826552101          321,420         6,600 SHR        SOLE                           6,600
St. Jude Medical                COM       790849103       32,948,693       829,524 SHR        SOLE                         829,524
St. Paul Cos                    COM       792860108       34,683,574     1,018,607 SHR        SOLE                       1,018,607
Sturm Ruger                     COM       864159108          229,680        24,000 SHR        SOLE                          24,000
Super Valu                      COM       868536103       26,635,583     1,613,300 SHR        SOLE                       1,613,300
Target Corp                     COM       87612E106       50,072,467     1,669,082 SHR        SOLE                       1,669,082
TCF Financial                   COM       872275102       49,137,968     1,124,696 SHR        SOLE                       1,124,696
Texas Instruments               COM       882508104          806,037        53,700 SHR        SOLE                          53,700
Toro                            COM       891092108       37,388,401       585,108 SHR        SOLE                         585,108
UnitedHealth Group              COM       910581107          656,310         7,860 SHR        SOLE                           7,860
US Bancorp                      COM       902973304       39,946,350     1,882,486 SHR        SOLE                       1,882,486
Valspar                         COM       920355104       34,020,367       770,040 SHR        SOLE                         770,040
Verizon Comm                    COM       92343v104       26,938,198       695,179 SHR        SOLE                         695,179
Wells Fargo & Co                COM       949746101       60,895,051     1,299,233 SHR        SOLE                       1,299,233
Weyerhaeuser                    COM       962166104        2,180,003        44,300 SHR        SOLE                          44,300
Wyeth                           COM       983024100        1,374,487        36,751 SHR        SOLE                          36,751

ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
Xcel Energy Inc.                COM       98389B100        4,480,608       407,328 SHR        SOLE                         407,328
Zimmer Holdings, Inc.           COM       98956P102          327,800         7,895 SHR        SOLE                           7,895



COMMON STOCK SUBTOTAL                                  1,201,133,069    43,860,992                                      43,860,992

PREFERRED STOCK

Barclays Pfd. E                           06738C836          435,200        17,000 SHR        SOLE                          17,000
St. Paul Capital Pfd. 7.6%                85231F207          878,940        34,200 SHR        SOLE                          34,200


PREFERRED STOCK SUBTOTAL                                   1,314,140        51,200                                          51,200

MUTUAL FUNDS

Acorn Fund                                53015p403          161,743        10,435 SHR        SOLE                          10,435
Dean Witter US Govt Sec                   616969200          106,752        11,320 SHR        SOLE                          11,320
Fidelity MN Muni                          316412303          255,382        21,978 SHR        SOLE                          21,978
Insured Muni Income Fund                                     300,636        21,474 SHR        SOLE                          21,474
Loomis Sayles Bond Cl I                                      167,781        15,267 SHR        SOLE                          15,267
PW Pace Gov't Sec. Fixed Incom            695740100          185,652        14,226 SHR        SOLE                          14,226
SIT Balanced Fund                                            251,161        21,935 SHR        SOLE                          21,935
SIT MN Tax Free Inc                       82979K100          652,314        63,765 SHR        SOLE                          63,765
Units Muni 406 Intermed.Inv. T                                27,872        29,557 SHR        SOLE                          29,557
Units Muni Defined Fund ser 1                                 46,228        49,022 SHR        SOLE                          49,022

ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
MUTUAL FUND SUBTOTAL                                       2,155,520       258,979                                         258,979

GRAND TOTALS                                           1,204,602,729    44,171,171                                      44,171,171